Stock-based Compensation - Narrative (FY) (Details) $ / shares in Units, $ in Thousands							1 Months Ended	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 25, 2025 USD ($) shares	Feb. 26, 2025 $ / shares shares	Dec. 31, 2024 USD ($) extension_option $ / shares shares	Dec. 09, 2024 USD ($) $ / shares shares	Oct. 18, 2024 USD ($) shares	Oct. 02, 2024 USD ($) shares	Mar. 31, 2023 shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Oct. 01, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accelerated vesting (in shares) | shares						203,651
Accelerated vesting expense						$ 223
Stock options granted (in shares) | shares		140,000		975,409
Stock options granted, exercise price (in usd per share) | $ / shares		$ 8.84		$ 12.2
Compensation expense remaining to be recognized, stock options			$ 6,063					$ 4,217	$ 6,063		$ 4,217			$ 6,063
Discount percent for lack of marketability														20.00%
Accelsius Holdings LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense					$ 616
Discount percent for lack of marketability					20.00%
Shares issued for stock based payment (in shares) | shares					16,427
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted (in shares) | shares	111,525
Compensation expense								6,979	1,604		10,895
Compensation expense remaining to be recognized, awards excluding stock options			$ 23,241					12,946	$ 23,241		$ 12,946			$ 23,241
Compensation expense remaining to be recognized, period									1 year 7 months 24 days		1 year 4 months 24 days
Grant date fair value	$ 600
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense								1,515	$ 405		$ 2,541
Compensation expense remaining to be recognized, period									1 year 8 months 4 days		1 year 7 months 6 days
Grant date fair value				$ 6,468
Expected volatility rate		56.00%		56.00%
Expected term		5 years 10 months 24 days
Risk-free rate of return, minimum				4.00%
Risk-free rate of return, maximum				4.10%
Expiration period (in years)				10 years							10 years
Risk-free rate of return		4.06%
Stock options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term				5 years 3 months 10 days
Stock options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term				5 years 7 months 13 days
SARs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted (in shares) | shares														30,000
Compensation expense								$ (244)			$ (693)
Expected volatility rate											80.00%
Expected term											1 year 6 months
Base price for awards (in usd per share) | $ / shares			$ 12.175						$ 12.175					$ 12.175
Risk-free rate of return											4.00%
SARs | Accelsius Holdings LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted (in shares) | shares			350,000
Compensation expense									$ 13,531
Expected volatility rate			70.00%
Expected term			2 years
Base price for awards (in usd per share) | $ / shares			$ 12.175						$ 12.175					$ 12.175
Award vesting period			2 years
Risk-free rate of return			4.00%
Cash-settled SARs | Accelsius Holdings LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value			$ 1,160
Number of participants receiving grants (in shares) | extension_option			2
Stock-settled SARs | Accelsius Holdings LLC
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value			$ 12,371
Number of participants receiving grants (in shares) | extension_option			3
Capital Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant (in shares) | shares													1,585,125
Compensation expense									$ 0				$ 137		$ 205
2024 Equity and Incentive Compensation Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant (in shares) | shares													11,022,894
Share limit increase percentage						3.00%
Stock options granted (in shares) | shares				975,409
2024 Equity and Incentive Compensation Plan | RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted (in shares) | shares				2,036,476
Accelcius Subsidiary Equity Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Awards granted (in shares) | shares							3,300,000	133,000		0	133,000	110,000
Shares issued in period (in shares) | shares									168,500				110,000		365,500
Compensation expense								$ 912	$ 1,341	$ 248	$ 1,810	$ 593	$ 918		$ 705
Compensation expense remaining to be recognized, awards excluding stock options			$ 8,103					$ 8,457	$ 8,103		$ 8,457			$ 8,103
Compensation expense remaining to be recognized, period									2 years 5 months 1 day		2 years 2 months 15 days